Property and Equipment - Schedule of Carrying Value of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	$ 9,225	$ 10,911
Capital work in progress	9	10
Net carrying amount	9,234	10,921
Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	20,433	21,324
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(11,208)	(10,413)
Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	8,533	9,562	$ 8,481
Land and Buildings | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	13,408	13,858
Land and Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(4,875)	(4,296)
Furniture, Fittings and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	141	199	348
Furniture, Fittings and Equipment | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	1,749	1,759
Furniture, Fittings and Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(1,608)	(1,560)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	300	549	698
Vehicles | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	1,244	1,389
Vehicles | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(944)	(840)
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	251	601	$ 476
Machinery | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	4,032	4,318
Machinery | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	$ (3,781)	$ (3,717)